Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Major Accounts of Statements of Operations by Segments

The following table presents major accounts of statements of operations by segments for the three and nine months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Nine Months Ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
Revenues	$49,316	$-	$49,316	$-
Cost of revenues	76,005	-	76,005	-
Segment gross loss	(26,689)	-	(26,689)	-
Advertising and marketing expenses	-	182,461	104,409	313,574
Salaries and benefits expenses	1,144,402	277,903	1,651,091	334,607
Provision for bonus	-	-	-	13,606,765
Insurance, legal and consulting expenses	439,778	1,170,578	698,523	1,366,574
Other operating expenses	87,831	381,996	422,993	707,440
Share compensation expense	19,200,000	-	19,200,000	-
Total operating expenses	20,872,011	2,012,938	22,077,016	16,328,960
Segment operating loss	(20,898,700)	(2,012,938)	(22,103,705)	(16,328,960)
Interest income (expense), net	384,284	(5,282)	357,456	(362,484)
Other expenses, net	(987,541)	(311)	(1,021,886)	(1,363)
Income tax expense	-	-	-	-
Segment net loss	$(21,501,957)	$(2,018,531)	$(22,768,135)	$(16,692,807)

The following table presents major accounts of statements of operations by segments for the years ended September 30, 2024 and 2023.

	For the Year Ended September 30,
	2024	2023
Advertising and marketing expenses	$385,624	$58,293
Salaries and benefits expenses	595,077	86,494
Provision for bonus	13,804,877	-
Insurance expense	606,025	-
Legal and consulting expenses	964,654	481,979
Other operating expenses	1,081,757	598,735
Total operating expenses	17,438,014	1,225,501
Segment operating loss	(17,438,014)	(1,225,501)
Interest expense, net	(375,782)	(616,398)
Income tax expense	(1,511)	-
Segment net loss	$(17,815,307)	$(1,841,899)